Employee Benefit Plans - Estimated Amounts that will be Amortized from AOCI (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Retirement Benefits [Abstract]
Net actuarial (gain) loss	$ 0
Prior service cost (credit)	0
Net amount recognized	$ 0